UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Lamoreaux & Associates, LLC
Address:	1505 Bridgeway, Suite 125
		Sausalito, CA  94965

Form 13F File Number:	28-06079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip A. Lamoreaux
Title:	Manager
Phone:	(415) 331-8200


Signature, Place and Date of Signing:


	/s/ Phillip A. Lamoreaux			Sausalito, CA		  5-8-2001
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		13

Form 13F Information Table Value Total:		$53,860,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER					TITLE OF		CUSIP		VALUE		SHARES	INV.	  OTHER   VOTING AUTH
							CLASS					X1000				DISC	  MGR		SOLE
New Focus, Inc.					Common		644383101	 17,602	1,400,900	Sole	   N/A	Sole
JDS Uniphase, Inc.				Common		46612J101	 10,251	  556,000	Sole	   N/A	Sole
Research In Motion				Common		760975102	  2,691	  122,500	Sole	   N/A	Sole
Key Energy						Common		492914106	  6,741	  630,000	Sole	   N/A	Sole
Photon Dynamics, Inc.				Common		719364101	  3,486	  165,000	Sole	   N/A	Sole
Descartes Systems					Common		249906108	  2,063	  155,000	Sole	   N/A	Sole
Adept Technology					Common		006854103	  1,330	   95,001	Sole	   N/A	Sole
Administaff						Common		007094103	    908	   50,000	Sole	   N/A	Sole
Optibase						Common		M7524R108	  1,113	  200,000	Sole	   N/A	Sole
ECCS, Inc.						Common		26825H100	    163	  325,000	Sole	   N/A	Sole
Anadarko Petroleum				Common		032511107	  3,265	   52,000	Sole	   N/A	Sole
Precision Drilling				Common		74022D100	  2,747	   77,000	Sole	   N/A	Sole
Art Technology Group				Common		04289L107	  1,500	  125,000	Sole	   N/A	Sole



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